As filed with the Securities and Exchange Commission on September 2, 2004.
Registration No. 333-113514 and 811-5075

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[  ]  Pre-Effective Amendment No.__     [X]  Post-Effective Amendment No.__1__

(Check appropriate box or boxes)

THRIVENT MUTUAL FUNDS
(Exact name of Registrant as Specified in Charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)

612-340-7005
(Registrant's Telephone Number)

John C. Bjork
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered:
Shares of Beneficial Interest

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE: Registrant is filing this Post-Effective Amendment No. 1 for the purpose of filing the opinions of counsel as to tax matters and consequences to shareholders. The Amendment is not intended to amend or delete any part of the registration statement.

PART C - OTHER INFORMATION

Item 15.   Indemnification.

Under Section 12 of Article Seven of the Funds' Declaration of Trust, the Funds may not indemnify any trustee, officer or employee for expenses (e.g., attorney's fees, judgments, fines and settlement amounts) incurred in any threatened, pending or completed action, if there has been an adjudication of liability against such person based on a finding of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties of office ("disabling conduct").

The Funds shall indemnify their trustees, officers or employees for such expenses whether or not there is an adjudication of liability, if, pursuant to Investment Company Act Release 11330, a determination is made that such person was not liable by reason of disabling conduct by: (i) final decision of the court before which the proceeding was brought; or (ii) in the absence of such a decision, a reasonable determination, based on factual review, that the person was not liable for reasons of such conduct is made by: (a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses incurred in defending such actions may be made pursuant to Release 11330, provided that the person undertakes to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one or more of the following conditions is met: (1) the person provides security for the undertaking; (2) the Funds are insured against losses arising by reason of any lawful advances; or (3) a majority of disinterested non-party trustees or independent legal counsel in a written opinion determines, based on review of readily available facts, that there is reason to believe the person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Funds pursuant to the foregoing provision, or otherwise, the Funds have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Funds of expenses incurred or paid by a trustee, officer or controlling person of the Funds in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Funds will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.   Exhibits.

(1)(a)   Declaration of Trust (a)
(1)(b)   Amendment No. 1 to Declaration of Trust (j)

(2)      Amended and Restated Bylaws  (j)

(3)      Not applicable

(4)      Forms of Agreements and Plans of Reorganization (b)

(5)      See (1) above

(6)(a)   Investment Advisory Agreement between Registrant and Thrivent Investment Management Inc. effective November 28, 1990  (c)
(6)(b)   Amendment No. 17 to Investment Advisory Agreement between Registrant and Thrivent Investment Management Inc.  (j)
(6)(c)   Investment Subadvisory Agreement with Mercator Asset Management LP for the Thrivent Partner International Stock Fund (g)
(6)(d)   Investment Subadvisory Agreement with T. Rowe Price International, Inc. for the Thrivent Partner International
         Stock Fund (h)

(7)(a)   Distribution Agreement between Registrant and Thrivent Investment Management Inc. (c)
(7)(b)   Amendment No. 12 to Distribution Agreement between Registrant and Thrivent Investment Management Inc. (f)

(8)      Not applicable

(9)      Custodian Agreement between Registrant and State Street Bank and Trust Company (d)

(10)     (a)  Rule 12b-1 Plan (f)
         (b) Rule 18f-3 Plan (j)

(11)     Opinion and consent of counsel as to the legality of the securities being registered  (j)

(12)(a)  Opinion of counsel as to tax matters and consequences to shareholders of Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund, which merged into Thrivent Mid Cap Fund *
(12)(b)  Opinion of counsel as to tax matters and consequences to shareholders of Lutheran Brotherhood World Growth Fund,
         Lutheran Brotherhood Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood Value Fund, Lutheran Brotherhood
         Municipal Bond Fund and Lutheran Brotherhood Money Market Fund, which merged into existing AAL Funds *
(12)(c)  Opinion of counsel as to tax matters and consequences to shareholders of Lutheran Brotherhood Income Fund, Lutheran
         Brotherhood High Yield Fund and Lutheran Brotherhood Limited Maturity Bond Fund, which merged into new Thrivent Funds *

(13)(a)  Accounting Services Agreement effective January 1, 1999 between Registrant and Thrivent Financial for Lutherans (c)
(13)(b)  Amendment No. 1 to Accounting Services Agreement effective  February 1, 2004 (f)
(13)(c)  Administration Contract effective January 1, 2004 between Registrant and Thrivent Investment Management Inc. (f)
(13)(d)  Letter Amendment dated January 30, 2004 to Administration Contract effective January 1, 2004 (f)
(13)(e)  Form of Transfer Agency Agreement between Registrant and Thrivent Financial Investor Services Inc. (f)
(13)(f)  Line of Credit Agreement with State Street Bank (d)
(13)(g)  Expense Reimbursement Letter Agreement (j)

(14)     Consent of Independent Accountants (k)

(15)     Not applicable

(16)     Powers of Attorney for Pamela J. Moret, Charles D. Gariboldi, F. Gregory Campbell, Herbert F. Eggerding, Jr.,
         Noel K. Estenson, Richard L. Gady, Connie M. Levi and Edward W. Smeds (f)

(17)(a)  Proxy Card (k)
(17)(b)  Outbound Phone Script (k)

* Filed herewith

(a)    Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on June 25, 1998.

(b)    Included as Appendix A of the proxy statement and prospectus included in Part A of this Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of The AAL Mutual Funds, file no. 333-113514.

(c)    Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on December 29, 1999.

(d)    Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on June 27, 2003.

(e)    Incorporated by reference from Post-Effective Amendment No. 48 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on November 14, 2003.

(f)    Incorporated by reference from initial registration statement filed on Form N-14, file no. 333-113514, filed on March 11, 2004.

(g)    Included as exhibit A of the information statement of Thrivent Mutual Funds, file no. 33-12911, filed on August 11, 2004.

(h)    Included as exhibit B of the information statement of Thrivent Mutual Funds, file no. 33-12911, filed on August 11, 2004.

(i)    Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed on April 26, 2004.

(j)    Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement of the Thrivent Mutual Funds, file no. 33-12911, filed on July 14, 2004.

(k)    Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement on Form N-14 of The AAL Mutual Funds, file no. 333-113514, filed on May 12, 2004.

Item 17.   Undertakings.

(1)   The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned Registrant hereby undertakes to file by subsequent amendment to this Registration Statement on Form N-14, an opinion of tax counsel supporting the tax consequences of the Reorganizations within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of Minneapolis, and the State of Minnesota on the 2nd day of September, 2004.

                                                                       THRIVENT MUTUAL FUNDS.

                                                                       By: /s/ John C. Bjork
                                                                           ---------------------------------------------
                                                                           John C. Bjork, Assistant Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                            Title

*                                                    President and Trustee
-----------------------------------
Pamela J. Moret

*                                                    Treasurer
-----------------------------------
Charles D. Gariboldi

*                                                    Trustee
-----------------------------------
F. Gregory Campbell

*                                                    Trustee
-----------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
-----------------------------------
Noel K. Estenson

*                                                    Trustee
-----------------------------------
Richard L. Gady

*                                                    Trustee
-----------------------------------
Connie M. Levi

*                                                    Trustee
-----------------------------------
Edward W. Smeds

*  John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named trustees and officers of the Thrivent Mutual Funds pursuant to a power of attorney duly executed by such persons.

Dated:  September 2, 2004                                 *By: /s/ John C. Bjork
                                                                ------------------------------------------
                                                                John C. Bjork, Assistant Secretary

Exhibit Index

EX-99.12(a)                Opinion of Tax Counsel (merger of Lutheran Brotherhood Opportunity Growth Fund and
                           Lutheran Brotherhood Mid Cap Growth Fund)

EX-99.12(b)                Opinion of Tax Counsel (merger of LB Funds into Existing AAL Funds)

EX-99.12(c)                Opinion of Tax Counsel (merger of LB Funds into New Thrivent Funds)